Investment Strategy	Nov. 30, 2025
Bancreek U.S. Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in equity securities consisting primarily of common and preferred stock and securities convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund’s sub-adviser, Bancreek Capital Advisors, LLC (the “Sub-Adviser”), defines large capitalization companies to be those companies with market capitalizations exceeding $5 billion at the time of purchase.

The Sub-Adviser pursues the Fund’s investment objective by investing in equity securities of companies that the Sub-Adviser believes exhibit characteristics of structurally advantaged business models. The Sub-Adviser selects securities using its proprietary research system that employs a rigorous, quantitative framework in evaluating companies. Investments are selected based on a process that utilizes data analysis to evaluate a potential investment’s ability to compound capital over time. Such analysis incorporates company specific data, fundamental metrics, and market data.

The Sub-Adviser’s proprietary research system typically results in a portfolio of 25 to 50 securities, which is generated monthly for reconstitution and reweighting. The Fund expects to hold securities for at least one year and will not invest more than 10% of its assets in any single security at the time of purchase.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of March 3, 2026, the Technology Sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies.
Bancreek International Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large capitalization issuers located outside of the United States. For purposes of this investment test, the Fund considers an issuer to be located outside of the United States if it meets any of the following criteria: (i) it is organized under the laws of, or has its principal office in, a country outside the United States; (ii) the issuer’s principal securities trading market is in a country outside of the United States; or (iii) the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside of the United States. Depositary receipts representing such securities will also be counted towards compliance with this 80% test. The Fund’s sub-adviser, Bancreek Capital Advisors, LLC (the “Sub-Adviser”), defines large capitalization companies to be those companies with market capitalizations exceeding $5 billion at the time of purchase. The companies in which the Fund primarily invests are those from non-U.S. developed markets. The Fund defines non-U.S. developed markets with respect to the Fund as the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the UK. The Fund will maintain a minimum investment in companies from at least three different countries. The Fund may also invest in the securities of other investment companies, including ETFs. To the extent such investment companies principally invest in securities of large capitalization issuers located outside of the United States (as defined above), the Fund will count such investments when determining compliance with the 80% investment policy articulated above.

The Sub-Adviser pursues the Fund’s investment objective by investing in equity securities of companies that the Sub-Adviser believes exhibit characteristics of structurally advantaged business models. The Sub-Adviser selects securities using its proprietary research system that employs a rigorous, quantitative framework in evaluating companies. Investments are selected based on a process that utilizes data analysis to evaluate a potential investment’s ability to compound capital over time. Such analysis incorporates company specific data, fundamental metrics, and market data.

The Sub-Adviser’s proprietary research system typically results in a portfolio of 25 to 50 securities, which is generated monthly for reconstitution and reweighting. The Fund expects to hold securities for at least one year and will not invest more than 10% of its assets in any single security at the time of purchase.

While investing in a particular geographic region or market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more geographic regions, sectors, or currencies as a result of the security selection decisions made pursuant to its strategy, based on portfolio positioning and output of the Sub-Adviser’s quantitative models. As of March 3, 2026, the Fund did not invest a significant portion of its assets in a particular sector.

Although the Sub-Adviser does not expect to regularly do so, under certain market conditions, the Sub-Adviser may seek to hedge its exposure to one or more non-U.S. currencies through the use of forward foreign currency contracts. As of March 3, 2026, the Fund had significant investments in Asian issuers, Canadian issuers and European issuers, although this may change from time to time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large capitalization issuers located outside of the United States.
Saba Closed-End Funds ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by closed-end funds (the “Underlying Funds”). Closed-end funds are registered investment companies that, unlike open-end funds, do not typically issue redeemable shares. Instead, a fixed number of shares trade on a secondary market, such as a securities exchange. The Fund expects to invest in Underlying Funds operated by a diversified group of closed-end fund managers (“Underlying Fund Managers”) that invest in equity and fixed income securities. The Fund may invest in Underlying Funds that are domiciled outside of the U.S. or whose securities are traded on a non-U.S. exchange. The Fund’s sub-adviser, Saba Capital Management, L.P. (the “Sub-Adviser”), uses an investment process that combines fundamental analysis, quantitative analysis and proprietary screening tools. In seeking to maximize value, the Fund may invest in Underlying Funds that are, or the Sub-Adviser believes may become, the subject of an activist campaign by a shareholder, such as a proxy contest, whose aim is to eliminate or reduce the discount to the Underlying Fund’s net asset value (“NAV”). Such activism may be initiated by the Sub-Adviser (on behalf of its other clients) or by third parties.

The Fund normally invests in Underlying Funds that primarily pursue high income opportunities, including Underlying Funds that invest in dividend and other income-producing securities (equity securities) and Underlying Funds that invest in high yield or non-investment grade securities (commonly referred to as “junk bonds”). The Underlying Funds will have the flexibility to invest in a broad range of securities. The Underlying Funds may invest in securities with a range of maturities from short- to long-term. Substantially all of the Underlying Funds’ assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities of equivalent investment quality. The Underlying Funds may invest in equity securities, municipal securities, investment grade securities, and unrated securities. The Underlying Funds also may invest in foreign and emerging markets securities (including through depositary receipts or other securities convertible into securities of foreign issuers), mortgage-related and other asset-backed securities, real estate investment trusts (“REITs”), loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques, including investments in derivative instruments. The Underlying Funds may also make short sales of securities or maintain a short position. Substantially all of the Underlying Funds in which the Fund invests will be exchange-traded.

The Fund may borrow for investment purposes. The Fund may also take short positions for speculative or hedging purposes, including futures contracts (including futures on U.S. Treasury obligations), swaps (including total return swaps), put and call options (including options on indices or futures contracts), ETFs that track the performance of bond or equity indices, and Underlying Funds. Short positions will generally be used to mitigate the Fund's overall level of risk and/or levels of risk to interest rates, particular types of securities, or market segments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by closed-end funds (the “Underlying Funds”).
PLUS Korea Defense Industry Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index. The Index is designed to track the performance of South Korean companies that have demonstrated high relevance to defense (“Korea Defense Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.

The universe of eligible Index components consists of all the common stocks included in the Korea Composite Stock Price Index (KOSPI) and the Korea Securities Dealers Association KOSDAQ Index, each of which tracks common stocks listed on the Korea Stock Exchange that are categorized as comprising one of the following industries under the Akros Industry Classification System (“AICS”): Utility System Construction; Other Heavy and Civil Engineering Construction; Other Chemical Product and Preparation Manufacturing; Iron and Steel Mills and Ferroalloy Manufacturing; Nonferrous Metal (except Aluminum) Production and Processing; Industrial Machinery Manufacturing; Navigational, Measuring, Electromedical, and Control Instruments Manufacturing; Motor Vehicle Manufacturing; Motor Vehicle Parts Manufacturing; Aerospace Product and Parts Manufacturing; Railroad Rolling Stock Manufacturing; Ship and Boat Building; Other Transportation Equipment Manufacturing; and Satellite Telecommunications. In addition, to be eligible for inclusion in the Index, a company must have a minimum market capitalization of at least $300 billion Korean Won (approximately $220 million U.S. Dollars as of March 3, 2026); a six-month average daily traded value of at least $250,000; and a six-month average daily traded volume of at least 250,000 shares.

From the remaining eligible securities, the Index applies a scoring methodology to identify Korea Defense Companies by utilizing a large language model (“LLM”), a type of artificial intelligence (AI) program that uses deep learning algorithms to process large amounts of data, to search for keywords that have been publicly disclosed through regulatory filings, quarterly earnings reports, company presentations or other reputable public news sources to identify Korea Defense Companies, and, once identified, applying a relevance-based scoring methodology to the results.

After all potential Index constituents have been identified and scored, the Index applies a weighting methodology whereby 70% of the Index is weighted by market capitalization and 30% of the Index is determined by the score-based thematic relevance. These final Index constituents are then reviewed to determine whether they derive more than 50% of their revenue from defense related activities identified in the scoring process. Index constituents that do not meet the revenue threshold are excluded from the final Index and the next highest scoring Index constituent is screened for inclusion. The target size of the Index is 20 constituents, and no individual index constituent can exceed 20% of the Index. The Index is rebalanced and reconstituted on a quarterly basis.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of March 3, 2026, the Index was concentrated in the Aerospace and Defense Industry, as defined by AICS.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index is owned by Hanwha Asset Management Co., Ltd (the “Index Provider”). The Index was created by Akros Technologies, Inc. (the “Index Administrator”), which is not affiliated with the Fund or the Adviser. The Index Administrator developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the index methodology, and changes in classification of the securities in the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Adviser, or the Index Provider.

The Index may identify publicly-traded Korean companies that are affiliates of the Index Provider. The Index Provider is not affiliated with the Fund, Adviser, Index Administrator, or the Fund’s administrator, custodian, transfer agent, or the Distributor (defined below), or any of their respective affiliates. The Index Provider has no ability to influence or change the operation of the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of March 3, 2026, the Index was concentrated in the Aerospace and Defense Industry, as defined by AICS.